Harbor Long-Short Equity ETF Performance Management - Harbor Long-Short Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to a broad measure of market performance and an additional index over time. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.The performance shown in the bar chart and performance table for the periods prior to December 4, 2023 is that of another investment vehicle, the Disciplined Alpha Onshore Fund LP (the “Predecessor Fund”), a Delaware limited partnership, and reflects all fees and expenses, including a performance fee, incurred by the Predecessor Fund. The performance information has not been adjusted to reflect Fund expenses. Prior to December 4, 2023, Disciplined Alpha served as the general partner and investment manager to the Predecessor Fund, which commenced operations on January 1, 2015 and, since that time, implemented its investment strategy indirectly through its investment in a master fund, which had the same general partner, investment manager, investment policies, objectives, guidelines and restrictions as the Predecessor Fund. Regardless of whether the Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Disciplined Alpha managed the Predecessor Fund assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. The Predecessor Fund performance information in the bar chart and table has not been adjusted to reflect the Fund’s expenses. However, the Predecessor Fund was not a registered fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. After-tax returns cannot be calculated for periods before the Fund’s registration as an exchange-traded fund and they are, therefore, unavailable.
Performance Past Does Not Indicate Future [Text]	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to a broad measure of market performance and an additional index over time.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the time period shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter12.29%Q4 2021Worst Quarter-14.51%Q1 2023
Performance Table Heading	Average Annual Total Returns — As of December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns cannot be calculated for periods before the Predecessor Fund’s registration as an exchange-traded fund and they are, therefore, unavailable for certain periods.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	harborcapital.com
Performance Availability Phone [Text]	800-422-1050
NONE or SAME
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.29%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.51%)
Lowest Quarterly Return, Date	Mar. 31, 2023